BUSINESS COMBINATIONS - Acquisition of Darwin Homes, Inc. - Narrative (Details) - USD ($) $ in Thousands	Jan. 05, 2023	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Goodwill		$ 10,945	$ 0
Darwin Homes, Inc.
Business Acquisition [Line Items]
Percentage of interests acquired	100.00%
Market value of business acquisition	$ 18,000
Cash and equity awards granted in acquisition	12,000
Acquisition related costs	100
Identified intangible assets acquired	5,100
Goodwill	$ 10,900